united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

17605 Wright Street, Suit 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Wendy Wang, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2612

Date of fiscal year end: 11/30

Date of reporting period: 2/28/18

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2018
Shares		Value
	COMMON STOCKS - 96.8%
	AEROSPACE & DEFENSE - 1.1%
881	General Dynamics Corp.	$195,978
1,263	Harris Corp.	197,217
958	L3 Technologies, Inc.	198,833
		592,028
	APPAREL & TEXTILE PRODUCTS - 1.3%
1,964	Cie Financiere Richemont SA	173,031
2,951	Michael Kors Holdings Ltd. *	185,706
440	Swatch Group AG	186,140
13,355	Under Armour, Inc. *	200,993
		745,870
	ASSET MANAGEMENT - 2.0%
3,646	E*TRADE Financial Corp. *	190,431
4,162	Franklin Resources, Inc.	160,945
1,720	Groupe Bruxelles Lambert SA	197,277
4,975	Invesco Ltd.	161,887
279	Partners Group Holding AG	202,818
3,498	TD Ameritrade Holding Corp.	201,135
		1,114,493
	AUTOMOTIVE - 2.1%
3,520	BorgWarner, Inc.	172,762
1,283	Cie Generale des Etablissements Michelin	198,262
3,570	Delphi Automotive PLC	170,467
45,812	GKN PLC	276,348
5,783	Goodyear Tire & Rubber Co.	167,360
4,283	Nokian Renkaat OYJ	197,301
		1,182,500
	BANKING - 4.1%
12,321	Commerzbank AG *	191,418
2,922	Commonwealth Bank of Australia	173,938
10,941	Credit Agricole SA	188,620
4,816	Danske Bank A/S	194,224
28,201	Investec PLC	246,740
2,124	KBC Group NV	200,249
2,516	Macquarie Group Ltd.	203,215
1,438	mBank SA *	192,195
88,654	Metropolitan Bank & Trust Co.	166,567
22,598	Natixis SA	195,688
9,671	People's United Financial, Inc.	185,103
5,240	Raiffeisen Bank International AG *	204,447
		2,342,404
	BIOTECHNOLOGY & PHARMACEUTICAL - 2.5%
1,867	AbbVie, Inc.	216,255
1,571	Alexion Pharmaceuticals, Inc. *	184,514
1,884	BioMarin Pharmaceutical, Inc. *	152,924
1,663	Celgene Corp. *	144,881

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2018
Shares		Value
	BIOTECHNOLOGY & PHARMACEUTICAL (continued) - 2.5%
1,886	Incyte Corp. *	$160,612
468	Regeneron Pharmaceuticals, Inc. *	149,966
2,514	UCB SA	208,747
1,202	Vertex Pharmaceuticals, Inc. *	199,568
		1,417,467
	CHEMICALS - 5.7%
392,043	AKR Corporindo Tbk PT	173,944
2,079	Akzo Nobel NV	202,244
1,480	Arkema SA	193,956
1,569	Avery Dennison Corp.	185,377
2,927	Brenntag AG	183,779
4,427	CF Industries Holdings, Inc.	182,569
3,153	Croda International PLC	200,796
2,076	Eastman Chemical Co.	209,842
1,998	FMC Corp.	156,803
80	Givaudan SA	182,594
1,924	Imerys SA	196,646
4,492	Johnson Matthey PLC	194,035
7,718	K+S AG	216,034
1,716	LyondellBasell Industries NV	185,706
7,298	Mosaic Co.	192,083
1,638	PPG Industries, Inc.	184,177
450	Sherwin-Williams Co.	180,711
		3,221,296
	COMMERCIAL SERVICES - 2.6%
7,028	Bureau Veritas SA	184,377
34,603	Capita PLC	83,984
1,152	Cintas Corp.	196,600
8,899	Compass Group PLC	189,563
6,520	Edenred	230,055
54,175	G4S PLC	195,869
2,720	Intertek Group PLC	184,127
2,908	Randstad Holding NV	208,761
		1,473,336
	CONSTRUCTION MATERIALS - 1.0%
10,814	James Hardie Industries PLC - ADR	192,553
3,349	LafargeHolcim Ltd.	196,252
921	Martin Marietta Materials, Inc.	187,819
		576,624
	CONSUMER PRODUCTS - 2.3%
4,802	Associated British Foods PLC	174,078
1,523	JM Smucker Co.	192,355
19,734	Natura Cosmeticos SA	205,070
17,618	Orkla ASA	193,490
18,259	Pioneer Foods Group Ltd.	203,415
137,775	Sime Darby Plantation Berhad *	188,179

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2018
Shares		Value
	CONSUMER PRODUCTS (continued) - 2.3%
2,238	Tyson Foods, Inc.	$166,462
		1,323,049
	CONSUMER SERVICES - 0.3%
33,891	Kroton Educacional SA	159,923

	CONTAINERS & PACKAGING - 1.6%
15,623	Amcor Ltd.	169,222
24,982	Brambles Ltd.	186,885
3,202	International Paper Co.	190,807
7,450	Mondi Ltd.	194,415
3,736	Sealed Air Corp.	158,294
		899,623
	DISTRIBUTORS - CONSUMER STAPLES - 0.3%
2,985	Sysco Corp.	178,055

	DISTRIBUTORS - DISCRETIONARY - 0.7%
6,771	Bunzl PLC	182,390
3,413	Fastenal Co.	186,759
		369,149
	ELECTRICAL EQUIPMENT - 2.9%
7,228	ABB Ltd.	176,369
2,124	Allegion PLC	178,650
2,554	AMETEK, Inc.	193,440
2,284	Eaton Corp PLC	184,319
4,882	Johnson Controls International PLC	179,999
3,547	Kone OYJ	184,249
5,773	Prysmian SpA	182,504
720	Roper Technologies, Inc.	198,065
800	Schindler Holding AG	187,588
		1,665,183
	ENGINEERING & CONSTRUCTION SERVICES - 1.7%
5,232	Boskalis Westminster	197,818
3,605	Fluor Corp.	205,124
2,749	Jacobs Engineering Group, Inc.	167,854
14,788	LendLease Group	205,695
4,840	Quanta Services, Inc. *	166,690
		943,181
	FOREST & PAPER PRODUCTS - 0.4%
6,000	UPM-Kymmene OYJ	206,584

	GAMING, LODGING & RESTAURANTS - 0.3%
3,558	Whitbread PLC	190,360

	HARDWARE - 1.4%
6,400	Juniper Networks, Inc.	164,224
4,328	Seagate Technology PLC	231,115

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2018
Shares		Value
	HARDWARE (continued) - 1.4%
28,080	Telefonaktiebolaget LM Ericsson	$188,974
2,229	Western Digital Corp.	194,012
		778,325
	HEALTH CARE FACILITIES & SERVICES - 1.3%
1,953	AmerisourceBergen Corp.	185,847
2,578	DaVita, Inc. *	185,668
2,543	Express Scripts Holding Co. *	191,869
3,449	Ramsay Health Care Ltd.	171,740
		735,124
	HOME & OFFICE PRODUCTS - 2.4%
3,596	DR Horton, Inc.	150,672
425	Geberit AG	192,567
3,842	Leggett & Platt, Inc.	166,973
2,962	Lennar Corp. - Class A	167,590
663	Mohawk Industries, Inc. *	159,040
5,314	Persimmon PLC	190,443
1,081	Snap-on, Inc.	172,117
1,097	Stanley Black & Decker, Inc.	174,631
		1,374,033
	INDUSTRIAL SERVICES - 0.3%
10,544	Rexel SA	186,148

	INSTITUTIONAL FINANCIAL SERVICES - 1.0%
2,676	Intercontinental Exchange, Inc.	195,562
3,486	London Stock Exchange Group PLC	193,472
2,360	Nasdaq, Inc.	190,570
		579,604
	INSURANCE - 3.6%
1,878	Assurant, Inc.	160,513
2,364	Cincinnati Financial Corp.	176,331
35,876	Direct Line Insurance Group PLC	189,225
262	Gjensidige Forsikring ASA	4,803
32,593	Insurance Australia Group Ltd.	208,264
50,958	Legal & General Group PLC	184,378
21,648	QBE Insurance Group Ltd.	171,897
22,473	RSA Insurance Group PLC	195,510
3,438	Sampo OYJ	195,569
3,366	Unum Group	171,531
1,160	Willis Towers Watson PLC	183,164
5,017	XL Group Ltd.	212,269
		2,053,454
	INTEGRATED OILS - 0.5%
39,078	Petroleo Brasileiro SA *	255,127

	IRON & STEEL - 1.8%
9,908	Anglo American PLC	243,083

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2018
Shares		Value
	IRON & STEEL (continued) - 1.8%
9,828	BHP Billiton PLC	$200,983
48,957	Fortescue Metals Group Ltd.	192,275
3,027	Nucor Corp.	197,966
3,760	Rio Tinto PLC	203,395
		1,037,702
	MACHINERY - 3.6%
8,046	Alfa Laval AB	194,510
1,205	Deere & Co.	193,848
1,918	Dover Corp.	191,992
4,212	Flowserve Corp.	178,378
1,102	Illinois Tool Works, Inc.	177,907
10,774	IMI PLC	182,148
936	Parker-Hannifin Corp.	167,048
2,680	Pentair PLC	184,089
10,378	Sandvik AB	193,519
24,804	WEG SA	178,581
2,756	Xylem, Inc.	205,543
		2,047,563
	MEDIA - 0.3%
4,132	Ctrip.com International Ltd. - ADR *	189,989

	MEDICAL EQUIPMENT & DEVICES - 4.1%
2,718	Agilent Technologies, Inc.	186,428
2,800	Dentsply Sirona, Inc.	156,968
1,600	Edwards Lifesciences Corp. *	213,872
1,436	Essilor International SA	188,890
1,122	IDEXX Laboratories, Inc. *	210,072
878	Illumina, Inc. *	200,201
480	Intuitive Surgical, Inc. *	204,696
10,649	Smith & Nephew PLC	186,124
1,178	Stryker Corp.	191,024
925	Waters Corp. *	189,292
6,602	William Demant Holding A/S *	237,053
1,560	Zimmer Biomet Holdings, Inc.	181,350
		2,345,970
	METALS & MINING - 2.3%
14,110	Antofagasta PLC	169,141
10,713	Freeport-McMoRan, Inc.	199,262
10,218	Fresnillo PLC	171,692
58,037	Grupo Mexico SAB de CV	196,379
10,950	Newcrest Mining Ltd.	181,322
5,071	Newmont Mining Corp.	193,712
26,859	Norsk Hydro ASA	182,667
		1,294,175
	OIL, GAS & COAL - 10.0%
1,315,169	Adaro Energy Tbk PT *	224,799

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2018
Shares		Value
	OIL, GAS & COAL (continued) - 10.0%
3,688	Anadarko Petroleum Corp.	$210,364
1,631	Andeavor	146,170
4,608	Apache Corp.	157,363
6,726	Cabot Oil & Gas Corp.	162,500
6,948	Caltex Australia Ltd.	190,418
3,632	ConocoPhillips	197,254
14,976	Cosan SA Industria e Comercio	198,958
4,992	Devon Energy Corp.	153,105
10,892	Eni SpA	182,183
1,878	EOG Resources, Inc.	190,467
3,324	EQT Corp.	167,230
13,106	Fugro NV - ADR *	190,778
4,042	Halliburton Co.	187,630
3,149	Helmerich & Payne, Inc.	203,268
10,146	Kinder Morgan, Inc.	164,365
4,164	Koninklijke Vopak NV	197,305
12,118	Marathon Oil Corp.	175,953
2,766	Marathon Petroleum Corp.	177,190
6,513	Murphy Oil Corp.	165,105
5,503	National Oilwell Varco, Inc.	193,100
6,542	Newfield Exploration Co. *	152,625
7,088	Noble Energy, Inc.	211,435
2,575	Occidental Petroleum Corp.	168,920
3,487	ONEOK, Inc.	196,423
1,821	Phillips 66	164,564
1,167	Pioneer Natural Resources Co.	198,658
11,929	Range Resources Corp.	158,536
6,678	TechnipFMC PLC *	192,460
2,063	Valero Energy Corp.	186,536
5,968	Williams Cos, Inc.	165,672
		5,631,334
	PASSENGER TRANSPORTATION - 1.2%
215,931	AirAsia Bhd	241,455
9,635	easyJet PLC	222,897
1,682	Ryanair Holdings PLC - ADR	203,959
		668,311
	REAL ESTATE - 5.9%
1,280	American Tower Corp.	178,342
4,008	Apartment Investment & Management Co.	154,949
1,000	AvalonBay Communities, Inc.	156,020
8,702	Ayala Corp.	176,613
205,542	Ayala Land, Inc.	162,208
1,405	Boston Properties, Inc.	167,012
20,347	British Land Co. PLC	176,061
1,644	Crown Castle International Corp.	180,939
400	Equinix, Inc.	156,840

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2018
Shares		Value
	REAL ESTATE (continued) - 5.9%
2,722	Equity Residential	$153,058
721	Essex Property Trust, Inc.	161,381
1,661	Fonciere Des Regions	174,121
27,876	Goodman Group	178,341
45,890	GPT Group	170,217
25,102	Hammerson PLC	154,603
6,779	HCP, Inc.	146,698
13,350	Land Securities Group PLC	170,515
2,798	Prologis, Inc.	169,783
840	Public Storage	163,330
1,118	Simon Property Group, Inc.	171,624
		3,322,655
	RENEWABLE ENERGY - 0.3%
2,750	Vestas Wind Systems A/S	199,826

	RETAIL - CONSUMER STAPLES - 1.7%
945	Costco Wholesale Corp.	180,400
1,712	Dollar Tree, Inc. *	175,720
56,776	J Sainsbury PLC	202,613
63,352	Wm Morrison Supermarkets PLC	197,013
8,908	Woolworths Ltd.	191,656
		947,402
	RETAIL - DISCRETIONARY - 4.1%
1,876	Advance Auto Parts, Inc.	214,333
262	AutoZone, Inc. *	174,157
2,685	CarMax, Inc. *	166,255
4,512	JD.com, Inc. - ADR *	212,741
41,158	Kingfisher PLC	202,964
2,097	Lowe's Cos, Inc.	187,870
3,156	Luxottica Group SpA	189,997
3,215	Next PLC	215,111
757	O'Reilly Automotive, Inc. *	184,852
1,764	Pandora A/S	184,930
2,395	Ross Stores, Inc.	187,026
2,658	Tractor Supply Co.	172,584
		2,292,820
	SEMICONDUCTORS - 3.8%
2,118	Analog Devices, Inc.	190,938
1,080	ASML Holding NV	212,468
689	Broadcom Ltd.	169,811
1,758	KLA-Tencor Corp.	199,199
998	Lam Research Corp.	191,476
2,004	Microchip Technology, Inc.	178,216
4,289	Micron Technology, Inc. *	209,346
950	NVIDIA Corp.	229,900
1,601	NXP Semiconductors NV *	199,581

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2018
Shares		Value
	SEMICONDUCTORS (continued) - 3.8%
8,434	STMicroelectronics NV - ADR	$192,295
2,604	Xilinx, Inc.	185,535
		2,158,765
	SOFTWARE - 1.0%
3,305	Gemalto NV	198,967
17,470	Sage Group PLC	166,716
19,071	Totvs SA	180,452
		546,135
	SPECIALTY FINANCE - 1.4%
1,920	Fidelity National Information Services, Inc.	186,586
1,398	Fiserv, Inc. *	200,459
2,337	Total System Services, Inc.	205,539
9,434	Western Union Co.	186,982
		779,566
	TECHNOLOGY SERVICES - 1.0%
2,482	Cognizant Technology Solutions Corp.	203,574
2,607	Paychex, Inc.	169,794
1,915	Verisk Analytics, Inc. *	195,694
		569,062
	TELECOMMUNICATIONS - 0.8%
8,347	Eutelsat Communications SA	195,464
19,229	Mobile TeleSystems PJSC - ADR	229,979
		425,443
	TRANSPORTATION & LOGISTICS - 4.0%
978	Aeroports de Paris	198,008
19,946	Babcock International Group PLC	179,132
2,110	CH Robinson Worldwide, Inc.	196,990
2,824	Expeditors International of Washington, Inc.	183,447
1,731	Fraport AG Frankfurt Airport Services Worldwide	177,638
9,822	Grupo Aeroportuario del Sureste SAB de CV	173,862
1,676	JB Hunt Transport Services, Inc.	198,723
1,679	Kansas City Southern	173,004
1,036	Kuehne + Nagel International AG	169,588
1,289	Norfolk Southern Corp.	179,274
30,727	Royal Mail PLC	237,088
1,393	Union Pacific Corp.	181,438
		2,248,192
	TRANSPORTATION EQUIPMENT - 0.6%
2,526	PACCAR, Inc.	180,836
9,422	Volvo AB	178,763
		359,599
	UTILITIES - 5.2%
129,086	Aboitiz Equity Ventures, Inc.	191,844
16,842	AES Corp.	183,073
9,758	AGL Energy Ltd.	166,222
6,130	CenterPoint Energy, Inc.	165,817

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2018
Shares		Value
	UTILITIES (continued) - 5.2%
17,433	Cia de Saneamento Basico do Estado de Sao Paulo *	$ 201,871
90,168	Cia Energetica de Minas Gerais	228,143
3,832	CMS Energy Corp.	162,668
2,143	Dominion Energy, Inc.	158,732
2,170	Entergy Corp.	164,529
2,814	Eversource Energy	160,398
5,796	FirstEnergy Corp.	187,385
26,147	Origin Energy Ltd.	184,394
2,078	Pinnacle West Capital Corp.	159,923
5,355	PPL Corp.	153,421
4,094	SCANA Corp.	162,409
2,794	WEC Energy Group, Inc.	167,416
3,752	Xcel Energy, Inc.	162,387
		2,960,632
	WASTE & ENVIRONMENT SERVICES & EQUIPMENT - 0.3%
2,722	Republic Services, Inc.	182,864

	TOTAL COMMON STOCKS (Cost $50,235,683)	54,770,945

	TOTAL INVESTMENTS - 96.8% (Cost $50,235,683) (a)	$ 54,770,945
	OTHER ASSETS LESS LIABILITIES - 3.2%	1,812,856
	NET ASSETS - 100.0%	$ 56,583,801

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $50,358,940 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 6,186,874
	Unrealized Depreciation	(1,774,869)
	Net Unrealized Appreciation:	$ 4,412,005

* Non-Income producing security.
AB - Aktiebolag
ADR - American Depositary Receipt
AG - ktiengesellschaft
NV - Naamloze vennootschap
OYJ - Osakeyhtiö
PLC - Public Limited Company
PT - Perseroan Terbatas
SA - Société anonyme

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of February 28, 2018 for the Fund’s assets and liabilities measured at fair value:

Inspire Global Hope ETF
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$54,770,945	$ -	$ -	$54,770,945
Total	$54,770,945	$ -	$ -	$54,770,945

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2018
Shares		Value
	COMMON STOCKS - 98.7%
	AEROSPACE & DEFENSE - 0.6%
4,191	American Outdoor Brands Corp. *	$37,719
2,160	Axon Enterprise, Inc. *	75,233
1,990	Triumph Group, Inc.	55,620
		168,572
	APPAREL & TEXTILE PRODUCTS - 1.2%
915	Albany International Corp.	58,240
749	Deckers Outdoor Corp. *	70,840
8,296	Fossil Group, Inc. *	111,000
1,289	Steven Madden Ltd. *	56,587
1,870	Wolverine World Wide, Inc.	54,754
		351,421
	ASSET MANAGEMENT - 1.3%
1,446	Artisan Partners Asset Management, Inc.	48,802
1,219	Cohen & Steers, Inc.	48,760
1,603	Federated Investors, Inc.	52,226
1,973	Financial Engines, Inc.	66,096
3,171	Kennedy-Wilson Holdings, Inc.	51,846
21,973	Och-Ziff Capital Management Group LLC	58,668
2,618	Waddell & Reed Financial, Inc.	52,360
		378,758
	AUTOMOTIVE - 1.3%
3,300	American Axle & Manufacturing Holdings, Inc. *	48,708
1,650	Cooper Tire & Rubber Co.	51,728
500	Cooper-Standard Holdings, Inc. *	60,920
1,796	Dana, Inc.	47,720
910	Dorman Products, Inc. *	62,790
968	Tenneco, Inc.	50,868
462	Visteon Corp. *	57,214
		379,948
	BANKING - 9.2%
1,232	Ameris Bancorp.	65,481
2,245	Associated Banc-Corp.	55,451
1,740	BancorpSouth, Inc.	54,810
1,011	Banner Corp.	55,888
2,061	BofI Holding, Inc. *	76,649
4,169	Capitol Federal Financial, Inc.	52,071
1,323	Cathay General Bancorp.	54,322
1,279	Columbia Banking System, Inc.	53,437
1,047	Community Bank System, Inc.	55,816
2,434	CVB Financial Corp.	55,982
966	Eagle Bancorp, Inc. *	58,974
1,120	FCB Financial Holdings, Inc. *	60,088
11,405	First BanCorp. *	68,772
2,047	First Financial Bancorp.	55,678

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2018
Shares		Value
	BANKING (continued) - 9.2%
1,251	First Financial Bankshares, Inc.	$57,546
2,820	First Horizon National Corp.	53,721
1,437	First Interstate BancSystem, Inc.	56,761
2,397	First Midwest Bancorp, Inc.	58,055
1,521	Flagstar Bancorp, Inc. *	53,630
3,985	FNB Corp.	55,870
2,990	Fulton Financial Corp.	54,119
1,399	Great Western Bancorp, Inc.	57,205
1,168	Hancock Holding Co.	60,386
2,313	Hilltop Holdings, Inc.	56,229
3,081	Hope Bancorp, Inc.	55,643
718	IBERIABANK Corp.	58,014
1,438	International Bancshares Corp.	55,579
1,356	LegacyTexas Financial Group, Inc.	56,803
1,515	NBT Bancorp, Inc.	52,722
3,369	Northwest Bancshares, Inc.	55,285
3,268	Old National Bancorp.	55,556
876	Pinnacle Financial Partners, Inc.	56,546
2,165	Provident Financial Services, Inc.	53,865
1,327	Renasant Corp.	55,416
2,075	Simmons First National Corp.	59,034
2,241	Sterling Bancorp.	52,103
2,756	TCF Financial Corp.	61,459
619	Texas Capital Bancshares, Inc. *	55,834
1,735	Towne Bank/Portsmouth VA	49,534
1,685	Trustmark Corp.	52,639
1,534	Union Bankshares Corp.	57,341
2,046	United Community Banks, Inc.	63,242
4,766	Valley National Bancorp.	59,432
1,694	Washington Federal, Inc.	58,782
1,404	WesBanco, Inc.	57,859
937	Westamerica Bancorporation	53,681
		2,623,310
	BIOTECHNOLOGY & PHARMACEUTICAL - 7.4%
965	Aerie Pharmaceuticals, Inc. *	49,360
5,294	Alder Biopharmaceuticals, Inc. *	73,587
5,212	Array BioPharma, Inc. *	90,272
596	Avexis, Inc. *	73,743
311	Bluebird Bio, Inc. *	62,511
1,128	Cambrex Corp. *	58,600
887	Clovis Oncology, Inc. *	51,508
6,431	Coherus Biosciences, Inc. *	63,667
958	Eagle Pharmaceuticals, Inc. *	53,782
2,838	Five Prime Therapeutics, Inc. *	60,336
2,890	Halozyme Therapeutics, Inc. *	56,817
3,794	Horizon Pharma PLC *	55,317

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2018
Shares		Value
	BIOTECHNOLOGY & PHARMACEUTICAL (continued) - 7.4%
3,052	Impax Laboratories, Inc. *	$62,261
4,238	Innoviva, Inc. *	65,731
909	Intercept Pharmaceuticals, Inc. *	54,294
3,460	Ironwood Pharmaceuticals, Inc. *	49,132
1,310	Juno Therapeutics, Inc. *	113,669
5,585	Lexicon Pharmaceuticals, Inc. *	48,198
414	Ligand Pharmaceuticals, Inc. *	62,882
2,085	Medicines Co. *	63,843
1,000	Nektar Therapeutics *	86,560
19,624	Ophthotech Corp. *	53,181
1,239	Pacira Pharmaceuticals, Inc. *	38,781
1,210	Portola Pharmaceuticals, Inc. *	51,207
1,249	Prestige Brands Holdings, Inc. *	42,216
1,477	Prothena Corp PLC *	49,760
580	Puma Biotechnology, Inc. *	37,903
1,898	Radius Health, Inc. *	72,295
351	Sage Therapeutics, Inc. *	56,637
1,082	Sarepta Therapeutics, Inc. *	67,917
1,227	Spark Therapeutics, Inc. *	70,062
1,426	Supernus Pharmaceuticals, Inc. *	55,471
2,013	Theravance Biopharma, Inc. *	53,063
1,274	Ultragenyx Pharmaceutical, Inc. *	60,910
		2,065,473
	CHEMICALS - 2.8%
1,342	AdvanSix, Inc. *	55,492
1,033	Cabot Corp.	62,166
1,734	GCP Applied Technologies, Inc. *	53,321
1,013	HB Fuller Co.	51,045
807	Ingevity Corp. *	60,452
827	Innospec, Inc.	53,714
2,241	Kronos Worldwide, Inc.	48,070
849	Minerals Technologies, Inc.	58,326
1,287	PolyOne Corp.	53,166
381	Quaker Chemical Corp.	54,304
713	Stepan Co.	57,111
809	Trinseo SA	64,396
1,845	Univar, Inc. *	53,154
493	WD-40 Co.	61,477
		786,194
	COMMERCIAL SERVICES - 2.2%
1,523	ABM Industries, Inc.	53,549
1,446	Brady Corp.	54,080
748	Deluxe Corp.	53,108
1,317	FTI Consulting, Inc. *	62,808
1,041	Healthcare Services Group, Inc.	47,293

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2018
Shares		Value
	COMMERCIAL SERVICES (continued) - 2.2%
3,414	HMS Holdings Corp. *	$54,760
1,150	Insperity, Inc.	75,095
1,355	Korn/Ferry International	56,788
2,538	Quad/Graphics, Inc.	66,978
1,311	TriNet Group, Inc. *	61,840
339	UniFirst Corp.	52,647
		638,946
	CONSTRUCTION MATERIALS - 1.1%
1,204	Apogee Enterprises, Inc.	51,941
2,134	Louisiana-Pacific Corp. *	60,819
1,913	Summit Materials, Inc. *	60,508
526	Trex Co., Inc. *	54,388
2,666	Universal Forest Products, Inc.	87,818
		315,474
	CONSUMER PRODUCTS - 2.8%
1,650	B&G Foods, Inc.	45,705
1,285	Cal-Maine Foods, Inc.	54,741
1,525	Central Garden & Pet Co. *	58,911
1,320	Clearwater Paper Corp. *	49,632
251	Coca-Cola Bottling Co. Consolidated	46,839
3,472	Darling Ingredients, Inc. *	63,156
4,936	Dean Foods Co.	42,795
1,220	Energizer Holdings, Inc.	66,466
2,902	Flowers Foods, Inc.	60,187
1,188	Fresh Del Monte Produce, Inc.	55,456
378	J&J Snack Foods Corp.	50,777
844	Nu Skin Enterprises, Inc.	59,418
2,464	Revlon, Inc. *	48,541
397	Sanderson Farms, Inc.	48,890
1,456	Tootsie Roll Industries, Inc.	48,630
		800,144
	CONSUMER SERVICES - 0.9%
1,541	Aaron's, Inc.	71,210
1,256	Adtalem Global Education, Inc. *	57,839
618	Grand Canyon Education, Inc. *	60,657
1,058	Matthews International Corp.	54,222
		243,928
	CONTAINERS & PACKAGING - 0.9%
1,188	Aaron's, Inc.	52,379
971	Greif, Inc.	55,901
2,623	KapStone Paper and Packaging Corp.	91,516
1,926	Silgan Holdings, Inc.	54,795
		254,591
	DESIGN, MANUFACTURING & DISTRIBUTION - 0.4%
1,912	Fabrinet *	57,647

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2018
Shares		Value
	DESIGN, MANUFACTURING & DISTRIBUTION (continued) - 0.4%
924	Plexus Corp. *	$55,736
		113,383
	DISTRIBUTORS - CONSUMER STAPLES - 0.2%
1,113	United Natural Foods, Inc. *	47,492

	DISTRIBUTORS - DISCRETIONARY - 0.2%
1,682	G-III Apparel Group Ltd. *	62,083

	ELECTRICAL EQUIPMENT - 2.0%
1,669	AAON, Inc.	61,336
715	Belden, Inc.	52,002
1,454	Cree, Inc. *	55,005
926	ESCO Technologies, Inc.	54,541
1,163	Generac Holdings, Inc. *	51,730
799	Itron, Inc. *	55,930
296	Littelfuse, Inc.	61,420
1,120	Orbotech Ltd. *	61,555
865	OSI Systems, Inc. *	54,616
757	Watts Water Technologies, Inc.	57,153
		565,288
	ENGINEERING & CONSTRUCTION SERVICES - 1.4%
3,195	Chicago Bridge & Iron Co. NV	55,785
515	Dycom Industries, Inc. *	56,259
765	Exponent, Inc.	59,479
912	Granite Construction, Inc.	52,987
3,096	KBR, Inc.	46,873
1,214	MasTec, Inc. *	61,853
828	TopBuild Corp. *	57,662
		390,898
	FOREST & PAPER PRODUCTS - 0.4%
1,174	Domtar Corp.	52,548
642	Neenah Paper, Inc.	49,209
		101,757
	GAMING, LODGING & RESTAURANTS - 1.5%
1,205	Cheesecake Factory, Inc.	56,020
1,158	DineEquity, Inc.	87,985
3,201	Extended Stay America, Inc.	64,116
574	Jack in the Box, Inc.	51,706
1,001	Papa John's International, Inc.	57,798
1,093	Texas Roadhouse, Inc.	60,399
3,580	Wendy's Co.	57,101
		435,125
	HARDWARE - 3.1%
5,472	3D Systems Corp. *	51,984
2,635	Ciena Corp. *	61,053
3,398	Diebold Nixdorf, Inc.	53,349

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2018
Shares		Value
	HARDWARE (continued) - 3.1%
1,971	Electronics For Imaging, Inc. *	$53,986
8,669	Fitbit, Inc. *	41,438
7,079	GoPro, Inc. *	38,085
759	InterDigital, Inc.	54,496
3,709	Knowles Corp. *	53,558
1,064	Lumentum Holdings, Inc. *	64,904
1,028	NETGEAR, Inc. *	57,311
1,894	NetScout Systems, Inc. *	50,286
5,216	Pitney Bowes, Inc.	64,678
1,112	Plantronics, Inc.	60,092
3,404	Pure Storage, Inc. *	73,765
3,115	VeriFone Systems, Inc. *	51,709
6,579	Viavi Solutions, Inc. *	63,290
		893,984
	HEALTHCARE FACILITIES - SERVICES - 2.7%
1,793	Acadia Healthcare Co., Inc. *	68,313
1,056	Amedisys, Inc. *	62,526
5,922	Brookdale Senior Living, Inc. *	38,670
542	Charles River Laboratories International, Inc. *	57,783
238	Chemed Corp.	61,792
1,181	HealthEquity, Inc. *	68,002
1,156	LifePoint Health, Inc. *	53,292
594	Magellan Health, Inc. *	59,935
2,987	Owens & Minor, Inc.	49,017
1,922	Premier, Inc. *	63,714
3,418	Select Medical Holdings Corp. *	61,866
1,386	Syneos Health, Inc. *	58,073
3,969	Tenet Healthcare Corp. *	81,761
		784,744
	HOME & OFFICE PRODUCTS - 1.5%
962	Armstrong World Industries, Inc. *	58,009
1,612	HNI Corp.	59,612
746	iRobot Corp. *	50,691
1,138	Meritage Homes Corp. *	48,251
3,076	St Joe Co. *	54,138
2,406	Taylor Morrison Home Corp. *	53,991
3,194	TRI Pointe Group, Inc. *	48,964
923	Tupperware Brands Corp.	45,273
		418,929
	INDUSTRIAL SERVICES - 0.9%
809	Anixter International, Inc. *	61,120
927	Applied Industrial Technologies, Inc.	65,261
8,369	Wesco Aircraft Holdings, Inc. *	74,903
877	WESCO International, Inc. *	54,593
		255,877

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2018
Shares		Value
	INSTITUTIONAL FINANCIAL SERVICES - 0.2%
1,181	Houlihan Lokey, Inc.	$54,822

	INSURANCE - 2.3%
1,805	American Equity Investment Life Holding Co.	55,251
918	Argo Group International Holdings Ltd.	53,474
1,353	Aspen Insurance Holdings Ltd.	49,249
766	FBL Financial Group, Inc.	49,713
1,304	Horace Mann Educators Corp.	53,660
811	Kemper Corp.	45,740
8,016	Maiden Holdings Ltd.	48,096
2,799	National General Holdings Corp.	64,321
1,156	Navigators Group, Inc.	62,308
552	Primerica, Inc.	53,820
993	RLI Corp.	60,374
956	Selective Insurance Group, Inc.	54,349
		650,355
	IRON & STEEL - 1.3%
10,361	AK Steel Holding Corp. *	53,463
2,409	Allegheny Technologies, Inc.	62,417
1,125	Carpenter Technology Corp.	57,307
8,199	Cleveland-Cliffs, Inc. *	57,639
2,761	Commercial Metals Co.	67,092
1,351	Worthington Industries, Inc.	59,768
		357,686
	LEISURE PRODUCTS - 0.2%
3,853	Vista Outdoor, Inc. *	66,387

	LISTED BUSINESS DEVELOPMENT COMPANIES - 0.2%
1,400	Main Street Capital Corporation	49,826

	MACHINERY - 2.7%
2,185	Actuant Corp.	49,599
508	Alamo Group, Inc.	56,464
1,041	Astec Industries, Inc.	61,315
1,294	Franklin Electric Co., Inc.	50,660
1,276	Hillenbrand, Inc.	56,016
1,083	ITT, Inc.	54,345
507	John Bean Technologies Corp.	56,150
1,217	Kennametal, Inc.	50,140
691	MSA Safety, Inc.	55,715
4,543	Mueller Water Products, Inc.	49,973
747	Regal Beloit Corp.	54,008
2,316	Rexnord Corp. *	67,118
1,279	Terex Corp.	53,104
2,463	Welbilt, Inc. *	48,792
		763,399

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2018
Shares		Value
	MANUFACTURED GOODS - 1.4%
1,165	AZZ, Inc.	$47,590
898	Barnes Group, Inc.	54,158
1,856	Gibraltar Industries, Inc. *	64,403
567	Proto Labs, Inc. *	61,775
461	RBC Bearings, Inc. *	55,551
1,185	Timken Co.	51,903
352	Valmont Industries, Inc.	51,779
		387,159
	MEDIA - 2.1%
83	Cable One, Inc.	56,520
13,101	Clear Channel Outdoor Holdings, Inc. *	62,885
3,595	EW Scripps Co. *	49,503
787	GrubHub, Inc. *	78,236
875	John Wiley & Sons, Inc.	56,219
756	Nexstar Media Group, Inc.	54,016
1,210	Shutterfly, Inc. *	92,843
1,270	Sohu.com, Inc. *	42,735
318	Stamps.com, Inc. *	60,754
3,980	TiVo Corp.	59,700
		613,411
	MEDICAL EQUIPMENT & DEVICES - 4.1%
695	Analogic Corp.	58,032
1,371	Catalent Inc. *	57,239
1,104	Exact Sciences Corp. *	49,249
1,601	Genomic Health, Inc. *	51,232
1,450	Globus Medical, Inc. *	69,078
984	Haemonetics Corp. *	69,766
1,224	Halyard Health, Inc. *	60,441
684	Hill-Rom Holdings, Inc.	57,223
258	ICU Medical, Inc. *	59,663
466	Inogen, Inc. *	56,302
831	Insulet Corp. *	62,400
1,137	Integra LifeSciences Holdings Corp. *	59,954
708	LivaNova PLC *	63,536
655	Masimo Corp. *	57,332
1,268	Merit Medical Systems, Inc. *	57,694
4,500	MiMedx Group, Inc. *	31,905
1,617	Myriad Genetics, Inc. *	52,423
1,435	Natus Medical, Inc. *	44,700
932	Neogen Corp. *	54,308
2,187	NxStage Medical, Inc. *	50,913
577	Penumbra, Inc. *	62,431
		1,185,821
	METALS & MINING - 1.1%
7,498	Coeur Mining, Inc. *	57,360
809	Compass Minerals International, Inc.	48,783

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2018
Shares		Value
	METALS & MINING (continued) - 1.1%
10,987	Fairmount Santrol Holdings, Inc. *	$49,222
14,555	Hecla Mining Co.	53,271
571	Kaiser Aluminum Corp.	57,311
1,713	US Silica Holdings, Inc.	44,350
		310,297
	OIL, GAS & COAL - 6.8%
2,281	Alliance Holdings GP LP	58,097
2,997	Alliance Resource Partners LP	53,347
5,425	Callon Petroleum Co. *	57,342
3,095	Carrizo Oil & Gas, Inc. *	43,485
2,248	Crestwood Equity Partners LP	60,134
1,599	CVR Energy, Inc.	47,362
1,854	Dominion Energy Midstream Partners LP	46,721
1,283	Dril-Quip, Inc. *	57,799
6,898	Enerplus Corp.	76,223
3,378	EnLink Midstream LLC	49,657
4,311	Forum Energy Technologies, Inc. *	48,714
9,712	Frank's International NV	50,794
4,731	Gulfport Energy Corp. *	45,891
1,679	Holly Energy Partners LP	49,363
8,431	Kosmos Energy Ltd. *	45,443
7,995	McDermott International, Inc. *	58,364
3,561	MRC Global, Inc. *	58,863
746	Murphy USA, Inc. *	56,032
4,139	NGL Energy Partners LP	50,703
15,258	Noble Corp PLC	59,201
5,536	NOW, Inc. *	52,537
7,259	Oasis Petroleum, Inc. *	57,201
3,090	Oceaneering International, Inc.	56,794
2,232	Oil States International, Inc .*	54,907
1,720	PBF Energy, Inc.	50,413
6,710	QEP Resources, Inc.	57,840
2,631	Rice Midstream Partners LP	50,015
1,974	SemGroup Corp.	43,823
2,943	SM Energy Co.	53,975
2,650	Summit Midstream Partners LP	44,652
1,980	Sunoco LP	57,262
6,695	Superior Energy Services, Inc.	57,242
1,293	Valero Energy Partners LP	49,819
2,623	Viper Energy Partners LP	59,332
2,525	Whiting Petroleum Corp. *	68,705
2,046	World Fuel Services Corp.	46,751
		1,934,803
	PASSENGER TRANSPORTATION - 0.4%
380	Allegiant Travel Co.	63,194

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2018
Shares		Value
	PASSENGER TRANSPORTATION (continued) - 0.4%
1,081	SkyWest, Inc.	$59,239
		122,433
	REAL ESTATE - 5.5%
1,948	Acadia Realty Trust	46,908
1,450	American Assets Trust, Inc.	45,994
3,077	Brandywine Realty Trust	48,186
10,109	CBL & Associates Properties, Inc.	46,805
2,015	Chesapeake Lodging Trust	52,108
2,473	Columbia Property Trust, Inc.	51,512
2,577	CoreCivic, Inc.	53,576
502	CoreSite Realty Corp.	47,113
6,077	Cousins Properties, Inc.	50,682
4,856	DiamondRock Hospitality Co.	49,920
1,572	Education Realty Trust, Inc.	48,952
1,771	First Industrial Realty Trust, Inc.	49,641
2,393	GEO Group, Inc.	50,971
2,772	Kite Realty Group Trust	41,968
5,708	Lexington Realty Trust	45,436
1,185	LTC Properties, Inc.	43,786
2,589	Mack-Cali Realty Corp.	43,728
14,593	New York REIT, Inc.	31,667
2,355	Outfront Media, Inc.	48,301
1,486	Pebblebrook Hotel Trust	50,539
3,080	Physicians Realty Trust	44,259
2,746	Piedmont Office Realty Trust, Inc.	49,318
1,106	Potlatch Corp.	56,572
1,022	QTS Realty Trust, Inc.	32,980
1,811	Rayonier, Inc.	61,556
1,861	Rexford Industrial Realty, Inc.	50,247
2,613	RLJ Lodging Trust	51,763
823	Ryman Hospitality Properties, Inc.	56,754
2,860	Sabra Health Care REIT, Inc.	48,277
2,218	Select Income REIT	40,301
1,991	STAG Industrial, Inc.	45,335
1,716	Washington Real Estate Investment Trust	43,380
2,554	Xenia Hotels & Resorts, Inc.	50,237
		1,578,772
	RECREATION FACILITIES & SERVICES - 0.4%
1,375	International Speedway Corp.	61,875
4,295	SeaWorld Entertainment, Inc.	62,836
		124,711
	RENEWABLE ENERGY - 0.2%
797	Advanced Energy Industries, Inc. *	52,857

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2018
Shares		Value
	RETAIL - CONSUMER STAPLES - 1.0%
1,097	Big Lots, Inc.	$61,651
853	Five Below, Inc. *	57,023
643	PriceSmart, Inc.	50,636
2,359	Sprouts Farmers Market, Inc. *	60,768
1,387	Weis Markets, Inc.	51,693
		281,771
	RETAIL - DISCRETIONARY - 3.0%
2,838	Builders FirstSource, Inc. *	54,433
6,604	Chico's FAS, Inc.	66,304
420	Children's Place, Inc.	59,766
1,005	Dillard's, Inc.	81,958
2,651	DSW, Inc.	51,986
841	FirstCash, Inc.	61,982
1,833	Genesco, Inc. *	72,037
2,311	Liberty Interactive Corporation	66,719
480	Lithia Motors, Inc.	49,867
1,034	Monro Muffler Brake, Inc.	52,631
4,665	Party City Holdco, Inc. *	67,409
571	RH *	48,466
3,364	Sally Beauty Holdings, Inc. *	56,650
718	Wayfair, Inc. *	55,587
		845,795
	SEMICONDUCTORS - 3.6%
5,599	Amkor Technology, Inc. *	56,270
2,277	Brooks Automation, Inc.	60,819
607	Cabot Microelectronics Corp.	61,853
198	Coherent, Inc. *	41,414
1,821	Entegris, Inc. *	60,457
1,266	II-VI, Inc. *	48,741
1,461	Inphi Corp. *	40,543
1,870	Integrated Device Technology, Inc. *	56,736
2,227	MaxLinear, Inc. *	50,620
907	Mellanox Technologies Ltd. *	62,402
7,861	Oclaro, Inc. *	56,363
760	Power Integrations, Inc.	51,072
3,909	Rambus, Inc. *	49,683
1,575	Semtech Corp. *	52,999
635	Silicon Laboratories, Inc. *	59,372
1,075	Silicon Motion Technology Corp. - ADR	50,385
1,407	Synaptics, Inc. *	65,383
2,710	Vishay Intertechnology, Inc.	49,864
2,411	Xperi Corp.	53,163
		1,028,139
	SOFTWARE - 4.9%
869	2U, Inc. *	71,936
2,374	ACI Worldwide, Inc. *	56,145

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2018
Shares		Value
	SOFTWARE (continued) - 4.9%
2,064	Acxiom Corp. *	$56,492
3,885	Allscripts Healthcare Solutions, Inc. *	53,885
2,686	Box, Inc. *	64,625
1,069	CommVault Systems, Inc. *	55,641
1,623	Cornerstone OnDemand, Inc. *	66,543
1,116	Envestnet, Inc. *	61,492
4,361	Evolent Health, Inc. *	63,889
3,925	FireEye, Inc. *	65,116
626	HubSpot, Inc. *	69,517
3,794	Inovalon Holdings, Inc. *	45,528
495	LogMeIn, Inc.	57,197
448	MicroStrategy, Inc. *	57,335
954	New Relic, Inc. *	68,478
1,148	Omnicell, Inc. *	50,110
700	Paycom Software, Inc. *	69,244
1,213	Paylocity Holding Corp. *	56,732
1,167	Pegasystems, Inc.	67,686
1,361	Progress Software Corp.	63,790
1,249	RealPage, Inc. *	65,260
6,153	Synchronoss Technologies, Inc. *	57,469
1,343	Verint Systems, Inc. *	52,243
		1,396,353
	SPECIALTY FINANCE - 2.2%
2,523	Aircastle Ltd.	49,148
3,018	Apollo Commercial Real Estate Finance, Inc.	55,109
1,657	Blackhawk Network Holdings, Inc. *	74,151
3,037	Cardtronics PLC *	67,968
613	Ellie Mae, Inc. *	54,355
943	Green Dot Corp. *	61,418
3,053	Invesco Mortgage Capital, Inc.	46,925
3,843	MGIC Investment Corp. *	52,995
3,046	Nationstar Mortgage Holdings, Inc. *	52,147
1,051	Nelnet, Inc.	58,162
1,628	PRA Group, Inc. *	62,352
		634,730
	TECHNOLOGY SERVICES - 1.7%
406	CACI International, Inc. *	60,514
2,394	Convergys Corp.	55,565
921	ExlService Holdings, Inc. *	52,515
1,123	ManTech International Corp.	63,304
854	Medidata Solutions, Inc.*	56,074
3,101	NIC, Inc.	41,864
2,226	Syntel, Inc. *	59,768
4,276	Travelport Worldwide Ltd.	60,933
948	WageWorks, Inc. *	49,723
		500,260

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2018
Shares		Value
	TELECOMMUNICATIONS - 1.5%
3,952	8x8, Inc. *	$72,124
1,231	Cogent Communications Holdings, Inc.	52,748
4,481	Consolidated Communications Holdings, Inc.	51,800
1,163	RingCentral, Inc. *	72,862
2,193	Telephone & Data Systems, Inc.	61,492
1,644	United States Cellular Corp. *	63,442
5,569	Vonage Holdings Corp. *	56,525
		430,993
	TRANSPORTATION & LOGISTICS - 1.6%
1,037	Forward Air Corp.	55,998
2,450	Heartland Express, Inc.	47,824
1,224	Hub Group, Inc. *	53,428
1,306	Knight Transportation, Inc. *	62,897
572	Landstar System, Inc.	62,234
1,765	Mobile Mini, Inc.	74,042
1,403	Navistar International Corp. *	52,360
1,484	Werner Enterprises, Inc.	55,279
		464,062
	UTILITIES - 3.5%
740	ALLETE, Inc.	50,431
1,004	American States Water Co.	53,332
1,082	Avista Corp.	51,752
948	Black Hills Corp.	48,149
1,302	California Water Service Group	49,411
963	El Paso Electric Co.	46,802
1,610	Hawaiian Electric Industries, Inc.	53,066
860	MGE Energy, Inc.	45,150
1,350	New Jersey Resources Corp.	51,435
1,391	NextEra Energy Partners LP	54,583
858	Northwest Natural Gas Co.	44,745
963	NorthWestern Corp.	49,190
3,060	NRG Yield, Inc.	47,889
750	ONE Gas, Inc.	47,692
938	Ormat Technologies, Inc.	58,700
1,243	Otter Tail Corp.	49,471
2,640	Pattern Energy Group, Inc.	49,025
1,760	South Jersey Industries, Inc.	46,130
2,401	Suburban Propane Partners LP	55,463
4,739	TerraForm Power, Inc. *	54,546
		1,006,962

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
February 28, 2018
Shares		Value
	WASTE & ENVIRONMENT SERVICES & EQUIPMENT - 0.8%
572	Cantel Medical Corp.	$ 66,529
1,091	Clean Harbors, Inc. *	54,474
3,930	Covanta Holding Corp.	58,754
1,253	Tetra Tech, Inc.	61,334
		241,091

	TOTAL COMMON STOCKS (Cost $27,883,736)	28,159,214

	TOTAL INVESTMENTS - 98.7% (Cost $27,883,736) (a)	$ 28,159,214
	OTHER ASSETS LESS LIABILITIES - 1.3%	383,880
	NET ASSETS - 100.0%	$ 28,543,094

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $27,865,447 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 2,795,418
	Unrealized Depreciation	(2,501,651)
	Net Unrealized Appreciation:	$ 293,767

* Non - Income producing security
ADR - American Depositary Receipt
NV - Naamloze vennootschap
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Société anonyme

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of February 28, 2018 for the Fund’s assets and liabilities measured at fair value:

Inspire Small/Mid Cap Impact ETF
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$28,159,214	$ -	$ -	$28,159,214
Total	$28,159,214	$ -	$ -	$28,159,214

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2018
Principal ($)		Value
	CORPORATE BONDS - 97.1%
	AEROSPACE & DEFENSE - 2.3%
207,000	General Dynamics Corp., 3.875% due 7/15/2021	$ 214,079
257,000	General Dynamics Corp., 2.250% due 11/15/2022	248,132
100,000	Harris Corp., 1.999% due 4/27/2018	99,961
20,000	Harris Corp., 3.832% due 4/27/2025	20,204
100,000	L3 Technologies, Inc., 4.950% due 2/15/2021	104,410
100,000	L3 Technologies, Inc., 3.850% due 12/15/2026	99,392
		786,178
	APPAREL & TEXTILE PRODUCTS - 0.6%
207,000	VF Corp., 3.500% due 9/1/2021	210,160

	AUTO PARTS MANUFACTURING - 0.6%
207,000	Aptiv PLC, 4.250% due 1/15/2026	211,869

	BANKS - 0.2%
69,000	People's United Financial, Inc., 3.650% due 12/6/2022	69,766

	BIOTECHNOLOGY - 2.3%
207,000	Celgene Corp., 2.250% due 5/15/2019	205,954
207,000	Celgene Corp., 3.950% due 10/15/2020	212,117
232,000	Celgene Corp., 3.625% due 5/15/2024	231,608
125,000	Celgene Corp., 3.875% due 8/15/2025	124,838
		774,517
	CHEMICALS - 3.1%
250,000	LyondellBasell Industries NV, 5.000% due 4/15/2019	254,903
250,000	LyondellBasell Industries NV, 6.000% due 11/15/2021	271,903
275,000	LyondellBasell Industries NV, 5.750% due 4/15/2024	304,997
226,000	PPG Industries, Inc., 3.600% due 11/15/2020	230,863
		1,062,666
	CONSUMER FINANCE - 1.6%
250,000	Fidelity National Information Services, Inc., 4.500% due 10/15/2022	262,083
275,000	Fiserv, Inc., 3.500% due 10/1/2022	278,071
		540,154
	CONSUMER SERVICES - 0.2%
58,000	Block Financial LLC, 5.500% due 11/1/2022	61,420

	CONTAINERS & PACKAGING - 1.8%
207,000	Bemis Co., Inc., 6.800% due 8/1/2019	218,427
275,000	International Paper Co., 3.650% due 6/15/2024	278,260
125,000	International Paper Co., 3.000% due 2/15/2027	116,941
		613,628
	DEPARTMENT STORES - 0.3%
100,000	Kohl's Corp., 4.250% due 7/17/2025	101,751

	ELECTRICAL EQUIPMENT MANUFACTURING - 2.8%
346,000	Amphenol Corp., 2.550% due 1/30/2019	346,096

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2018
Principal ($)		Value
	ELECTRICAL EQUIPMENT MANUFACTURING (continued) - 2.8%
207,000	Amphenol Corp., 4.000% due 2/1/2022	$ 212,495
100,000	Roper Technologies, Inc., 2.050% due 10/1/2018	99,763
184,000	Roper Technologies, Inc., 6.250% due 9/1/2019	193,425
100,000	Roper Technologies, Inc., 3.800% due 12/15/2026	100,133
		951,912
	EXPLORATION & PRODUCTION - 6.4%
332,000	ConocoPhillips Co., 2.400% due 12/15/2022	322,469
332,000	ConocoPhillips Co., 3.350% due 11/15/2024	330,504
307,000	EOG Resources, Inc., 5.625% due 6/1/2019	317,608
100,000	EOG Resources, Inc., 2.450% due 4/1/2020	99,079
232,000	EOG Resources, Inc., 2.625% due 3/15/2023	224,497
35,000	EOG Resources, Inc., 4.150% due 1/15/2026	36,234
115,000	Noble Energy, Inc., 3.900% due 11/15/2024	115,488
207,000	Occidental Petroleum Corp., 4.100% due 2/1/2021	214,121
100,000	Occidental Petroleum Corp., 2.600% due 4/15/2022	98,384
332,000	Occidental Petroleum Corp., 2.700% due 2/15/2023	325,670
125,000	Occidental Petroleum Corp., 3.400% due 4/15/2026	123,376
		2,207,430
	FINANCIAL SERVICES - 1.1%
115,000	Invesco Finance PLC, 4.000% due 1/30/2024	118,644
215,000	Nasdaq, Inc., 5.550% due 1/15/2020	224,911
39,000	Nasdaq, Inc., 4.250% due 6/1/2024	40,154
		383,709
	FOOD & BEVERAGE - 2.7%
207,000	Dr Pepper Snapple Group, Inc., 3.400% due 11/15/2025	201,328
100,000	JM Smucker Co., 2.500% due 3/15/2020	99,349
100,000	JM Smucker Co., 3.500% due 10/15/2021	101,805
100,000	JM Smucker Co., 3.500% due 3/15/2025	99,422
206,000	Mead Johnson Nutrition Co., 4.900% due 11/1/2019	212,929
209,000	Mead Johnson Nutrition Co., 4.125% due 11/15/2025	213,382
		928,215
	HEALTHCARE FACILITIES & SERVICES - 3.8%
207,000	AmerisourceBergen Corp., 3.500% due 11/15/2021	208,516
232,000	AmerisourceBergen Corp., 3.400% due 5/15/2024	230,833
207,000	AmerisourceBergen Corp., 3.250% due 3/1/2025	199,527
284,000	Express Scripts Holding Co., 3.900% due 2/15/2022	289,211
125,000	Express Scripts Holding Co., 4.500% due 2/25/2026	129,024
125,000	Express Scripts Holding Co., 3.400% due 3/1/2027	118,651
111,000	Medco Health Solutions, Inc., 7.125% due 3/15/2018	111,197
		1,286,959
	HOME IMPROVEMENT- 0.5%
184,000	Stanley Black & Decker, Inc., 3.400% due 12/1/2021	186,793

	INDUSTRIAL OTHER - 0.4%
139,000	Fluor Corp., 3.500% due 12/15/2024	139,752

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2018
Principal ($)		Value
	LIFE INSURANCE - 0.6%
184,000	Unum Group, 5.625% due 9/15/2020	$ 195,500

	MACHINERY MANUFACTURING - 4.2%
50,000	Caterpillar Financial Services Corp., 1.300% due 3/1/2018	50,000
100,000	Caterpillar Financial Services Corp., 2.450% due 9/6/2018	100,146
192,000	Caterpillar Financial Services Corp., 7.150% due 2/15/2019	200,319
207,000	Dover Corp., 4.300% due 3/1/2021	215,299
215,000	Illinois Tool Works, Inc., 1.950% due 3/1/2019	214,006
285,000	Illinois Tool Works, Inc., 6.250% due 4/1/2019	295,934
115,000	John Deere Capital Corp., 1.950% due 3/4/2019	114,471
232,000	Parker-Hannifin Corp., 3.300% due 11/21/2024	231,000
20,000	Pentair Finance SA, 2.650% due 12/1/2019	19,850
		1,441,025
	MASS MERCHANTS - 0.6%
192,000	Costco Wholesale Corporation, 1.700% due 12/15/2019	188,796

	MEDICAL EQUIPMENT & DEVICES MANUFACTURING - 3.2%
100,000	Stryker Corporation, 1.300% due 4/1/2018	99,941
115,000	Stryker Corporation, 2.000% due 3/8/2019	114,340
257,000	Stryker Corporation, 4.375% due 1/15/2020	265,153
100,000	Stryker Corporation, 2.625% due 3/15/2021	99,033
232,000	Stryker Corporation, 3.375% due 11/1/2025	229,375
125,000	Stryker Corporation, 3.500% due 3/15/2026	124,983
42,000	Zimmer Biomet Holdings, Inc., 4.625% due 11/30/2019	43,303
125,000	Zimmer Biomet Holdings, Inc., 3.550% due 4/01/2025	121,413
		1,097,541
	METALS & MINING - 0.7%
247,000	Newmont Mining Corp., 5.125% due 10/1/2019	255,170

	OIL & GAS SERVICES & EQUIPMENT - 1.9%
110,000	Halliburton Co., 2.000% due 8/1/2018	109,789
232,000	Halliburton Co., 3.800% due 11/15/2025	232,515
332,000	National Oilwell Varco, Inc., 2.600% due 12/1/2022	317,946
		660,250
	PHARMACEUTICALS - 2.5%
100,000	AbbVie, Inc., 1.800% due 5/14/2018	99,942
100,000	AbbVie, Inc., 2.000% due 11/6/2018	99,705
115,000	AbbVie, Inc., 2.300% due 5/14/2021	112,274
115,000	AbbVie, Inc., 2.850% due 5/14/2023	111,625
125,000	AbbVie, Inc., 3.600% due 5/14/2025	123,817
332,000	AbbVie, Inc., 3.200% due 5/14/2026	317,562
		864,925
	PIPELINE - 3.8%
40,000	Kinder Morgan Energy Partners LP, 9.000% due 2/1/2019	42,226
65,000	Kinder Morgan Energy Partners LP, 6.850% due 2/15/2020	69,557
140,000	Kinder Morgan Energy Partners LP, 5.300% due 9/15/2020	146,899

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2018
Principal ($)		Value
	PIPELINE (continued) - 3.8%
100,000	Kinder Morgan Energy Partners LP, 3.950% due 9/1/2022	$ 101,532
39,000	Kinder Morgan Energy Partners LP, 4.300% due 5/1/2024	39,691
125,000	Kinder Morgan, Inc., 4.300% due 6/1/2025	126,326
232,000	ONEOK Partners LP, 4.900% due 3/15/2025	244,122
207,000	Williams Partners LP, 5.250% due 3/15/2020	215,917
100,000	Williams Partners LP, 3.350% due 8/15/2022	99,133
125,000	Williams Partners LP, 4.300% due 3/4/2024	128,288
60,000	Williams Partners LP, 3.900% due 1/15/2025	59,641
45,000	Williams Partners LP, 4.000% due 9/15/2025	44,932
		1,318,264
	RAILROAD - 3.8%
110,000	Norfolk Southern Corp., 3.250% due 12/1/2021	110,905
207,000	Norfolk Southern Corp., 3.000% due 4/1/2022	206,506
117,000	Norfolk Southern Corp., 3.850% due 1/15/2024	120,173
40,000	Norfolk Southern Corp., 2.900% due 6/15/2026	37,897
307,000	Union Pacific Corp., 4.000% due 2/1/2021	316,778
232,000	Union Pacific Corp., 3.646% due 2/15/2024	237,773
45,000	Union Pacific Corp., 3.750% due 3/15/2024	46,298
125,000	Union Pacific Corp., 2.750% due 3/1/2026	119,309
125,000	Union Pacific Corp., 3.000% due 4/15/2027	120,932
		1,316,571
	REAL ESTATE - 16.3%
263,000	American Tower Corp., 3.400% due 2/15/2019	264,332
100,000	American Tower Corp., 3.125% due 1/15/2027	92,835
207,000	AvalonBay Communities, Inc., 2.950% due 9/15/2022	204,948
40,000	AvalonBay Communities, Inc., 2.850% due 3/15/2023	39,240
74,000	Boston Properties LP, 5.875% due 10/15/2019	77,277
35,000	Boston Properties LP, 5.625% due 11/15/2020	37,335
307,000	Boston Properties LP, 4.125% due 5/15/2021	316,960
100,000	Boston Properties LP, 2.750% due 10/1/2026	92,705
207,000	CC Holdings GS V LLC, 3.849% due 4/15/2023	208,774
100,000	Crown Castle International Corp., 5.250% due 1/15/2023	107,277
142,000	ERP Operating LP, 4.625% due 12/15/2021	149,789
184,000	ERP Operating LP, 3.000% due 4/15/2023	182,954
161,000	HCP, Inc., 3.750% due 2/1/2019	162,114
43,000	HCP, Inc., 4.000% due 12/1/2022	44,294
207,000	Kimco Realty Corp., 3.400% due 11/1/2022	207,833
100,000	Kimco Realty Corp., 2.700% due 3/1/2024	94,495
207,000	Prologis LP, 4.250% due 8/15/2023	216,691
207,000	Prologis LP, 3.750% due 11/1/2025	210,836
100,000	Simon Property Group LP, 2.200% due 2/1/2019	99,712
100,000	Simon Property Group LP, 4.375% due 3/1/2021	103,865
207,000	Simon Property Group LP, 2.500% due 7/15/2021	204,390
279,000	Simon Property Group LP, 4.125% due 12/1/2021	289,087
207,000	Simon Property Group LP, 2.750% due 2/1/2023	202,821
192,000	Simon Property Group LP, 3.750% due 2/1/2024	195,876

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2018
Principal ($)		Value
	REAL ESTATE (continued) - 16.3%
307,000	Ventas Realty LP, 4.250% due 3/1/2022	$ 316,514
207,000	Ventas Realty LP, 3.750% due 5/1/2024	208,160
207,000	Ventas Realty LP, 3.500% due 2/1/2025	203,289
10,000	Ventas Realty LP, 4.125% due 1/15/2026	10,112
115,000	Ventas Realty LP, 3.250% due 10/15/2026	108,927
207,000	Welltower, Inc., 4.125% due 4/1/2019	209,326
100,000	Welltower, Inc., 6.125% due 4/15/2020	106,829
207,000	Welltower, Inc., 4.950% due 1/15/2021	216,492
207,000	Welltower, Inc., 4.500% due 1/15/2024	215,603
207,000	Welltower, Inc., 4.000% due 6/1/2025	209,078
		5,610,770
	REFINING & MARKETING - 4.0%
244,000	Marathon Petroleum Corp., 2.700% 12/14/2018	244,696
232,000	Marathon Petroleum Corp., 3.625% due 9/15/2024	231,304
307,000	Phillips 66, 4.300% due 4/1/2022	319,034
207,000	Valero Energy Corp., 9.375% due 3/15/2019	220,999
307,000	Valero Energy Corp., 6.125% due 2/1/2020	325,826
35,000	Valero Energy Corp., 3.400% due 9/15/2026	33,490
		1,375,349
	RETAIL - CONSUMER DISCRETIONARY - 6.2%
142,000	AutoZone, Inc., 4.000% due 11/15/2020	146,031
50,000	AutoZone, Inc., 2.500% due 4/15/2021	49,114
232,000	AutoZone, Inc., 3.125% due 7/15/2023	228,402
125,000	AutoZone, Inc., 3.750% due 6/1/2027	122,723
307,000	Lowe's Companies, Inc., 4.625% due 4/15/2020	316,881
184,000	Lowe's Companies, Inc., 3.750% due 4/15/2021	188,883
207,000	Lowe's Companies, Inc., 3.800% due 11/15/2021	213,189
207,000	Lowe's Companies, Inc., 3.120% due 4/15/2022	207,625
232,000	Lowe's Companies, Inc., 3.125% due 9/15/2024	228,447
145,000	Lowe's Companies, Inc., 3.375% due 9/15/2025	142,811
125,000	Lowe's Companies, Inc., 2.500% due 4/15/2026	115,457
125,000	Lowe's Companies, Inc., 3.100% due 5/3/2027	119,742
44,000	O'Reilly Automotive, Inc., 4.875% due 1/14/2021	45,975
		2,125,280
	RETAIL - CONSUMER STAPLES - 1.8%
207,000	Sysco Corp., 2.600% due 6/12/2022	201,525
207,000	Sysco Corp., 3.750% due 10/1/2025	209,343
100,000	Sysco Corp., 3.300% due 7/15/2026	97,328
100,000	Sysco Corp., 3.250% due 7/15/2027	96,486
		604,682
	SEMICONDUCTORS - 2.9%
232,000	Analog Devices, Inc., 3.900% due 12/15/2025	235,313
457,000	Broadcom Corp., 2.375% due 1/15/2020	451,593
200,000	Broadcom Corp., 3.875% due 1/15/2027	192,119
115,000	Lam Research Corp., 3.800% due 3/15/2025	116,868
		995,893

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2018
Principal ($)		Value
	UTILITIES - 13.9%
184,000	CenterPoint Energy Resources Corp., 4.500% due 1/15/2021	$ 190,455
100,000	Dominion Energy, Inc., 6.400% due 6/15/2018	101,150
111,000	Dominion Energy, Inc., 1.900% due 6/15/2018	110,889
250,000	Dominion Energy, Inc., 1.875% due 1/15/2019	248,677
250,000	Dominion Energy, Inc., 2.962% due 7/1/2019 +	250,392
207,000	Dominion Energy, Inc., 5.200% due 8/15/2019	213,964
100,000	Dominion Energy, Inc., 2.579% due 7/1/2020	98,850
250,000	Dominion Energy, Inc., 4.450% due 3/15/2021	258,826
252,000	Dominion Energy, Inc., 3.625% due 12/1/2024	252,092
232,000	Dominion Energy, Inc., 3.900% due 10/1/2025	235,028
207,000	Entergy Texas, Inc., 7.125% due 2/1/2019	215,101
70,000	Kentucky Utilities Co., 3.300% due 10/1/2025	68,798
207,000	NiSource Finance Corp., 6.800% due 1/15/2019	214,149
125,000	NiSource Finance Corp., 3.490% due 5/15/2027	122,173
207,000	NSTAR Electric Co., 2.375% due 10/15/2022	200,354
207,000	PPL Capital Funding, Inc., 4.200% due 6/15/2022	215,006
275,000	PPL Capital Funding, Inc., 3.500% due 12/1/2022	276,578
207,000	PPL Electric Utilities Corp., 3.000% due 9/15/2021	207,752
10,000	PPL Electric Utilities Corp., 2.500% due 9/1/2022	9,742
307,000	Public Service Co of Colorado, 5.125% due 6/1/2019	316,467
207,000	Public Service Co of Colorado, 3.200% due 11/15/2020	209,440
232,000	Virginia Electric & Power Co., 2.750% due 3/15/2023	227,121
100,000	WEC Energy Group, Inc., 1.650% due 6/15/2018	99,824
232,000	WEC Energy Group, Inc., 3.550% due 6/15/2025	232,508
207,000	Xcel Energy, Inc., 4.700% due 5/15/2020	213,398
		4,788,734

	TOTAL CORPORATE BONDS (Cost $33,900,929)	33,355,629

	TOTAL INVESTMENTS - 97.1% (Cost $33,900,929) (a)	$ 33,355,629
	OTHER ASSETS LESS LIABILITIES - 2.9%	1,005,118
	NET ASSETS - 100.0%	$ 34,360,747

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $33,900,929 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 2,820
	Unrealized Depreciation	(548,120)
	Net Unrealized Depreciation:	$ (545,300)

NV - Naamloze vennootschap
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
+ Step Coupon

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
d
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with in those securities. The following table summarizes the inputs used as of February 28, 2018 for the Fund’[s assets and liabilities measured at fair value:

Inspire Corporate Bond Impact ETF
Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$33,355,629	$ -	$33,355,629
Total	$ -	$33,355,629	$ -	$33,355,629

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2018

Shares		Value
	COMMON STOCKS - 98.8%
	AEROSPACE & DEFENSE - 3.2%
1,064	General Dynamics Corp.	$236,687
406	Harris Corp.	63,397
152	Huntington Ingalls Industries, Inc.	39,825
		339,909
	ASSET MANAGEMENT - 1.0%
1,786	TD Ameritrade Holding Corp.	102,695

	AUTOMOTIVE - 2.8%
1,084	Aptiv PLC	99,002
590	Tesla, Inc. *	202,405
		301,407
	BANKING - 0.4%
156	SVB Financial Group *	38,841

	BIOTECHNOLOGY & PHARMACEUTICAL - 9.6%
5,522	AbbVie, Inc.	639,613
882	Alexion Pharmaceuticals, Inc. *	103,591
407	Regeneron Pharmaceuticals, Inc. *	130,419
899	Vertex Pharmaceuticals, Inc. *	149,261
		1,022,884
	CHEMICALS - 0.7%
368	Albemarle Corp.	36,958
266	International Flavors & Fragrances, Inc.	37,573
		74,531
	COMMERCIAL SERVICES - 1.8%
362	Cintas Corp.	61,779
988	Ecolab, Inc.	128,885
		190,664
	CONSTRUCTION MATERIALS - 0.9%
200	Martin Marietta Materials, Inc.	40,786
432	Vulcan Materials Co.	50,859
		91,645
	CONSUMER PRODUCTS - 2.0%
624	Dr Pepper Snapple Group, Inc.	72,540
440	McCormick & Co., Inc.	46,983
1,196	Tyson Foods, Inc.	88,958
		208,481
	CONTAINERS & PACKAGING - 1.3%
1,400	International Paper Co.	83,426
830	WestRock Co.	54,581
		138,007
	DISTRIBUTORS - CONSUMER STAPLES - 1.0%
1,744	Sysco Corp.	104,030

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2018
Shares		Value
	ELECTRICAL EQUIPMENT - 10.3%
772	AMETEK, Inc.	$ 58,471
1,046	Amphenol Corp.	95,594
588	AO Smith Corp.	37,744
1,508	Eaton Corp PLC	121,696
2,126	Emerson Electric Co.	151,073
2,560	Honeywell International, Inc.	386,842
3,176	Johnson Controls International PLC	117,099
1,176	TE Connectivity Ltd.	121,234
		1,089,753
	HARDWARE - 2.5%
624	Garmin Ltd.	36,966
1,368	Juniper Networks, Inc.	35,103
904	NetApp, Inc.	54,737
896	Seagate Technology PLC	47,846
992	Western Digital Corp.	86,344
		260,996
	HEALTH CARE FACILITIES & SERVICES - 3.3%
753	AmerisourceBergen Corp.	71,655
588	Centene Corp. *	59,635
596	DaVita, Inc. *	42,924
1,898	Express Scripts Holding Co. *	143,204
548	Henry Schein, Inc. *	36,272
		353,690
	HOME & OFFICE PRODUCTS - 1.0%
186	Snap-on, Inc.	29,615
510	Stanley Black & Decker, Inc.	81,187
		110,802
	INDUSTRIAL SERVICES - 0.5%
288	United Rentals, Inc. *	50,426

	INSTITUTIONAL FINANCIAL SERVICES - 0.5%
592	Nasdaq, Inc.	47,804

	INSURANCE - 1.1%
1,352	Aflac, Inc.	120,166

	IRON & STEEL - 0.6%
1,050	Nucor Corp.	68,670

	MACHINERY - 5.4%
1,080	Deere & Co.	173,740
528	Dover Corp.	52,853
1,148	Illinois Tool Works, Inc.	185,333
440	Parker-Hannifin Corp.	78,527
610	Pentair PLC	41,901

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2018
Shares		Value
	MACHINERY (continued) - 5.4%
610	Xylem, Inc.	$ 45,494
		577,848
	MEDICAL EQUIPMENT & DEVICES - 1.8%
1,084	Agilent Technologies, Inc.	74,352
492	Illumina, Inc. *	112,186
		186,538
	METALS & MINING - 0.7%
1,860	Newmont Mining Corp.	71,052

	OIL, GAS & COAL - 8.4%
814	Cheniere Energy, Inc. *	42,751
4,130	ConocoPhillips	224,300
3,140	Halliburton Co.	145,759
594	Pioneer Natural Resources Co.	101,117
5,086	Schlumberger Ltd.	333,845
1,610	TechnipFMC PLC *	46,400
		894,172
	REAL ESTATE - 8.3%
1,444	American Tower Corp.	201,193
1,348	Crown Castle International Corp.	148,361
264	Equinix, Inc.	103,514
1,258	Equity Residential	70,737
261	Federal Realty Investment Trust	29,738
1,812	Prologis, Inc.	109,952
1,164	Simon Property Group, Inc.	178,686
368	SL Green Realty Corp.	35,667
		877,848
	RETAIL - DISCRETIONARY - 2.4%
2,902	Lowe's Cos, Inc.	259,990

	SEMICONDUCTORS - 7.6%
1,242	Analog Devices, Inc.	111,966
3,573	Micron Technology, Inc. *	174,398
1,902	NVIDIA Corp.	460,284
852	Xilinx, Inc.	60,705
		807,353
	SOFTWARE - 2.0%
498	Citrix Systems, Inc. *	45,816
314	Palo Alto Networks, Inc. *	54,438
500	Synopsys, Inc. *	42,335
708	Workday, Inc. *	89,682
		232,271
	SPECIALTY FINANCE - 1.8%
710	Fiserv, Inc. *	101,807
2,594	Synchrony Financial	94,396
		196,203

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2018
Shares		Value
	TECHNOLOGY SERVICES - 3.5%
1,826	Cognizant Technology Solutions Corp.	$ 149,769
416	Equifax, Inc.	47,008
304	Gartner, Inc. *	34,477
1,216	Paychex, Inc.	79,198
552	Verisk Analytics, Inc. *	56,409
		366,861
	TRANSPORTATION & LOGISTICS - 3.7%
368	JB Hunt Transport Services, Inc.	43,634
2,722	Union Pacific Corp.	354,540
		398,174
	TRANSPORTATION EQUIPMENT - 0.8%
1,232	PACCAR, Inc.	88,199

	UTILITIES - 6.0%
770	Alliant Energy Corp.	29,760
1,656	American Electric Power Co., Inc.	108,600
584	American Water Works Co., Inc.	46,346
1,460	CenterPoint Energy, Inc.	39,493
2,140	Dominion Energy, Inc.	158,510
576	Entergy Corp.	43,672
1,070	Eversource Energy	60,990
1,706	Public Service Enterprise Group, Inc.	82,622
1,046	WEC Energy Group, Inc.	62,676
		632,669
	WASTE & ENVIRONMENT SERVICES & EQUIPMENT - 1.9%
1,132	Republic Services, Inc.	76,048
1,424	Waste Management, Inc.	122,919
		198,967

	TOTAL COMMON STOCKS (Cost $10,251,797)	10,503,546

	TOTAL INVESTMENTS - 98.8% (Cost $10,251,797) (a)	$ 10,503,546
	OTHER ASSETS LESS LIABILITIES - 1.2%	124,808
	NET ASSETS - 100.0%	$ 10,628,354

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,251,457 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 467,017
	Unrealized Depreciation	(214,928)
	Net Unrealized Appreciation:	$ 252,089

* Non-Income producing security.
PLC - Public Limited Company

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of February 28, 2018 for the Fund’s assets and liabilities measured at fair value:

Inspire 100 ETF
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$10,503,546	$ -	$ -	$10,503,546
Total	$10,503,546	$ -	$ -	$10,503,546

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust IV

By

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 4/27/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 4/27/18

By

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 4/27/18